Lease Liabilities	12 Months Ended
Jun. 30, 2023
Lease Liabilities [Abstract]
Lease liabilities

Note 26. Lease liabilities

	Consolidated
	30 June 2023	30 June 2022
	$	$

Current liability	65,182	51,213
Non-current liability	305,082	-
	370,264	51,213

	Consolidated
	30 June 2023	30 June 2022
	$	$

Balance at the beginning of the financial year	51,213	138,125
Lease liability recognised - new operating lease [1]	400,140	-
Repayment of lease liability	(81,089)	(86,912)
Balance at the end of the financial year	370,264	51,213

The consolidated entity had a 3-year lease agreement for office premises in Perth, Australia which ended on 31 December 2022. The total payments under the lease amounting to $299,129 were discounted at the Company’s incremental borrowing rate of 10% in order to determine the initial lease liability of $211,191. To determine the incremental borrowing rate, third-party financing received was used as a starting point and adjusted to reflect changes in financing conditions since the third-party financing was received.

[1]	The consolidated entity extended its lease over the premises for an additional 3 years, with options for a 4th and 5th year. This lease commenced on 1 January 2023. The total payments under the lease amounting to $487,469 have been discounted at the Company’s incremental borrowing rate of 7.8% in order to determine the initial lease liability of $400,140. To determine the incremental borrowing rate, third party financing was used as a starting point and adjusted to reflect changes in financing conditions.

During the financial year, $20,245 (2022: $23,589) interest on the lease was expensed as financing costs.